Basis of Presentation Basis of Presentation details (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended
	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 UK Debtor [Member]	Mar. 31, 2009 UK Debtor [Member]
Bankruptcy Proceedings, Date Petition for Bankruptcy Filed		May 28, 2009
Plan of Reorganization, Date Plan Confirmed		Aug. 31, 2010
Plan of Reorganization, Date Plan is Effective		Oct. 01, 2010
UK Administration Proceedings, Date Petition for Administration Filed		Mar. 31, 2009
Total assets		$ 4,969	$ 5,208		$ 64
Total liabilities					132
Accumulated other comprehensive (loss) income		(25)	50		84
Deconsolidation gain		8		152
Other accrued liabilities		52	77		57
Reimbursement from escrow account				45
Face Value of Claims Against the Company By Ford / ACH		163
Reimburse From Ford, Maximum		29
Committed Annual Sourcing By Ford		600
Gain, Release from Certain OPEB Obligations By Ford	$ 9